Loans Receivable, Net (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due
90 - 179 Days Past Due	719,966	13,953,202
180 - 365 Days Past Due	5,958,441	770,214
Over 1 year Past Due	719,966
Total Past Due	7,398,373	14,723,416
Current	147,321,361	126,190,366
Total Loans	154,719,734	140,913,782
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due
90 - 179 Days Past Due	719,966	9,698,538
180 - 365 Days Past Due	5,077,202	770,214
Over 1 year Past Due	719,966
Total Past Due	6,517,134	10,468,752
Current	51,870,070	31,326,155
Total Loans	58,387,204	41,794,907
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due
90 - 179 Days Past Due		4,254,664
180 - 365 Days Past Due	881,239
Over 1 year Past Due
Total Past Due	881,239	4,254,664
Current	95,451,291	94,864,211
Total Loans	$ 96,332,530	$ 99,118,875